UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                         Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2000
                                                 -------------------

Check here if Amendment [  ]; Amendment Number:
                                                 ------
This Amendment (Check only one.):     	[  ]    is a restatement.
                                        [  ]    adds new holding
                                                 entries.
Institutional Investment Manager Filing this Report:

Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
                Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli                       Southfield, MI   	    11/13/00
-------------------------------------        --------------------     ----------
[Signature]                                  [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                        Name
     28-115                                  T. Rowe Price
     ----------------------------        ------------------
     [Repeat as necessary.]


                                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           78
                                          -----------------
Form 13F Information Table Value Total:   $     63,795
                                          -----------------
                                             (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]









                                                          SUMMARY TABLE
                                                          SEPT 30, 2000


                                        TITLE OF            VALUE  SHARES/     SH/   PUT/ INVESTMT     VOTING AUTHORITY
         NAME OF ISSUER                 CLASS    CUSIP    IN $1,000PRN AMT     PRN   CALL DSCRETN MGRS        SOLE     SHARED  NONE
ABT      ABBOTT LABORATORIES            COM      002824100     704   14,800 SH            SOLE                14,800
AET      AETNA                          COM      008117103       8      142 SH            SOLE                   142
AA       ALUMINUM CO OF AMERICA         COM      013817101      20      800 SH            SOLE                   800
AOL      AMERICA ON-LINE                COM      02364J104   1,107   20,600 SH            SOLE                20,600
AHP      AMERICAN HOME PRODUCTS         COM      026609107     824   14,600 SH            SOLE                14,600
AIG      AMERICAN INTERNATIONAL GROUP   COM      026874107   1,447   15,120 SH            SOLE                15,120
T        AMERICAN TEL & TEL             COM      001957109     899   30,610 SH            SOLE                30,610
AMGN     AMGEN                          COM      031162100     992   14,200 SH            SOLE                14,200
BUD      ANHEUSER BUSCH                 COM      035229103      34      800 SH            SOLE                   800
AMAT     APPLIED MATERIALS              COM      038222105     504    8,500 SH            SOLE                 8,500
AFS      ASSOCIATES FIRST CAPITAL       COM      046008108      38      994 SH            SOLE                   994
BK       BANK OF NEW YORK               COM      064057102      57    1,000 SH            SOLE                 1,000
ONE      EXXON MOBIL                    COM      06423A103      16      405 SH            SOLE                   405
BAC      BANKAMERICA                    COM      06605F102     854   16,300 SH            SOLE                16,300
BLS      BELLSOUTH                      COM      079860102     600   14,900 SH            SOLE                14,900
BA       BOEING                         COM      097023105      88    1,400 SH            SOLE                 1,400
BMY      BRISTOL-MYERS SQUIBB           COM      110122108   1,131   19,800 SH            SOLE                19,800
CAH      CARDINAL HEALTHCARE            COM      14149Y108      86      977 SH            SOLE                   977
CAT      CATERPILLAR                    COM      149123101      17      500 SH            SOLE                   500
C        CITIGROUP                      COM      172967101   2,296   42,472 SH            SOLE                42,472
KO       COCA-COLA COMPANY              COM      191216100   1,246   22,600 SH            SOLE                22,600
CMCSK    COMCAST                        COM      200300200     254    6,200 SH            SOLE                 6,200
CPQ      COMPAQ COMPUTER                COM      204493100     400   14,500 SH            SOLE                14,500
CPWR     COMPUWARE                      COM      205638109       3      400 SH            SOLE                   400
CSCO     CISCO SYSTEMS                  COM      17275R102   3,695   66,880 SH            SOLE                66,880
COST     COSTCO COMPANIES               COM      22160Q102      28      800 SH            SOLE                   800
DCX      DAIMLER CHRYSLER               COM      007100000      11      249 SH            SOLE                   249
DELL     DELL COMPUTER                  COM      247025109     699   22,700 SH            SOLE                22,700
DPH      DELPHI AUTOMOTIVE              COM      247126105       6      402 SH            SOLE                   402
DIS      DISNEY (WALT) CO.              COM      254687106     671   17,550 SH            SOLE                17,550
DOW      DOW CHEMICAL                   COM      260543103      30    1,200 SH            SOLE                 1,200
DD       DU PONT (E.I.) DE NEMOURS      COM      263534109     381    9,200 SH            SOLE                 9,200
DUK      DUKE POWER                     COM      264399106      30      347 SH            SOLE                   347
ERICY    ERICSSON                       COM      294821400     907   61,200 SH            SOLE                61,200
XOM      EXXON MOBIL                    COM      30231G102   2,178   24,437 SH            SOLE                24,437
FNM      FEDERAL NATIONAL MTGE ASSOC.   COM      313586109     665    9,300 SH            SOLE                 9,300
F        FORD MOTOR COMPANY             COM      345370100     563   22,250 SH            SOLE                22,250
GCI      GANNETT                        COM      364730101      21      400 SH            SOLE                   400
GE       GENERAL ELECTRIC               COM      369604103   4,001   69,360 SH            SOLE                69,360
GM       GENERAL MOTORS                 COM      370442105      34      521 SH            SOLE                   521
GBLX     GLOBAL CROSSING                COM      3921A1009     394   12,700 SH            SOLE                12,700
HWP      HEWLETT-PACKARD                COM      428236103     888    9,150 SH            SOLE                 9,150
HD       HOME DEPOT                     COM      437076102   1,197   22,550 SH            SOLE                22,550
IP       INT'L PAPER                    COM      460146103       9      300 SH            SOLE                   300
INTC     INTEL                          COM      458140100   3,097   74,400 SH            SOLE                74,400
IBM      INTL BUS MACHINES              COM      459200101   1,461   13,000 SH            SOLE                13,000
JDSU     JDS UNIPHASE                   COM      4.7E+008    1,392   14,700 SH            SOLE                14,700
JNJ      GLOBAL CROSSING                COM      478160104   1,108   11,800 SH            SOLE                11,800
JPM      J. P. MORGAN                   COM      616880100      41      250 SH            SOLE                   250
LLY      LILLY (ELI) & CO.              COM      532457108     771    9,500 SH            SOLE                 9,500
LU       LUCENT TECHNOLOGIES            COM      549463107     937   30,656 SH            SOLE                30,656
MSX      MASCOTECH                      COM      574670105       7      700 SH            SOLE                   700
MCD      MCDONALDS                      COM      580135101     389   12,900 SH            SOLE                12,900
WCOM     MCI WORLDCOM                   COM      55268B106     558   18,384 SH            SOLE                18,384
MDT      MEDTRONIC                      COM      585055106     668   12,900 SH            SOLE                12,900
MRK      MERCK                          COM      589331107   1,213   16,300 SH            SOLE                16,300
MSFT     MICROSOFT                      COM      594918104   3,151   52,300 SH            SOLE                52,300
MOT      MOTOROLA                       COM      620076109     627   22,200 SH            SOLE                22,200
JWN      NORDSTROMS                     COM      655664100      20    1,260 SH            SOLE                 1,260
ORCL     ORACLE SYSTEMS                 COM      68389X105   2,366   30,050 SH            SOLE                30,050
PFE      PFIZER                         COM      717081103   1,931   42,975 SH            SOLE                42,975
PG       PROCTOR & GAMBLE               COM      742718109     797   11,900 SH            SOLE                11,900
LU       LUCENT TECHNOLOGIES            COM      549463107     937   30,656 SH            SOLE                30,656
Q        QWEST                          COM      7.5E+008       38      800 SH            SOLE                   800
RD       ROYAL DUTCH PETROLEUM - ADR    COM      780257804   1,229   20,500 SH            SOLE                20,500
SBC      SBC COMMUNICATIONS             COM      78387G103   1,602   32,049 SH            SOLE                32,049
SGP      SCHERING-PLOUGH                COM      806605101     595   12,800 SH            SOLE                12,800
SEBL     SEIBEL SYSTEMS                 COM      8.3E+008      980    8,800 SH            SOLE                 8,800
STT      STATE STREET BOSTON            COM      857477103     114      880 SH            SOLE                   880
SUNW     SUN MICROSYSTEMS               COM      866810104   2,090   17,900 SH            SOLE                17,900
TLAB     TELLABS                        COM      879664100     196    4,100 SH            SOLE                 4,100
TWX      TIME WARNER                    COM      887315109   1,064   13,600 SH            SOLE                13,600
VZ       VERIZON                        COM      92343V104   1,271   26,246 SH            SOLE                26,246
VRTS     VERITAS SOFTWARE               COM      9.2E+008      856    6,025 SH            SOLE                 6,025
VOD      VODAFONE                       COM      92857T107      32      875 SH            SOLE                   875
WMT      QWEST                          COM      931142103   1,497   31,100 SH            SOLE                31,100
WFC      WELLS FARGO                    COM      949746101     721   15,700 SH            SOLE                15,700
WEC      WISCONSIN ENERGY CORP          COM      976657106       5      257 SH            SOLE                   257

         TOTAL                                              63,795


         * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR FORM 13F REPORT.